PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 01, 2010
Defined Contribution Plan, Cost Recognized	26	9	10
Defined Contribution Plan for Employees of Subsidiaries Acquired	16	1	1
Defined Contribution Plan Range Related to Participants Payroll, Minimum	0.12%
Defined Contribution Plan Partcipants Range Maximum	14.54%
Defined Contribution Plan Partcipants Employees Range Maximum	9.90%
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	1,648			1,476
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	105	100	92
Defined Benefit Plan, Accumulated Benefit Obligation	9,452	10,897	9,718
Contribution To Defined Retirement Plan	28
Expected Level Of Inflation Rate	4.00%
Employer and related party securities included in plan assets	114	150	171